Events Subsequent to December 31, 2018	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Events Subsequent to December 31, 2018

NOTE 42—EVENTS SUBSEQUENT TO DECEMBER 31, 2018

TIM: BOND ISSUE AT 5 YEARS AND 3 MONTHS FOR 1 BILLION 250 MILLION EUROS

On January 8, TIM S.p.A. successfully concluded the launch of a fixed-rate bond issue for 1 billion 250 million euros intended for institutional investors, financing itself below its average cost of debt.

The yield of the issue, equal to 4.125%, is lower than the Group’s average cost of debt, which was about 4.4% at the end of September 2018.

The issue is part of the maturing debt optimization and refunding process.

Issuer: Telecom Italia S.p.A.

Amount: 1 billion 250 million euros

Settlement date: January 11, 2019

Maturity: April 11, 2024

Coupon: 4.000%

Issue price: 99.436%

Repayment price: 100.000%

Actual yield upon maturity, 4.125%, corresponds to a yield of 387.6 basis points above the reference rate (mid swap).

The securities were issued as part of the Group 20 billion-euro EMTN program and will be listed on the Luxembourg Stock Exchange.

VODAFONE ITALIA AND TELECOM ITALIA INTEND TO BEGIN A NEW PARTNERSHIP FOR MOBILE NETWORK SHARING

Vodafone Italia (“Vodafone”) and the Telecom Italia Group (“TIM”) intend to begin a partnership to share the active component of the 5G network, assess the possibility of sharing active devices on the 4G network and expand the current passive sharing agreement; the partnership will allow for more rapid 5G development, across a wider geographical area and at a lower cost.

The two companies:

•	intend to cooperate to adapt their fiber transmission networks for mobile backhauling;

•	intend to assess merging the respective passive infrastructures into a single entity, for a total of 22,000 towers in Italy;

•	have signed a Memorandum of Understanding and have agreed to begin exclusive negotiations on the overall project.

On February 21, 2019 Vodafone and TIM announced that they had signed a non-binding Memorandum of Understanding in relation to a potential partnership to share the active network and expand the current passive infrastructure sharing agreement.

The Parties are also assessing the feasibility and contents of a possible merger agreement for their respective transmission towers in Italy into a single entity.

To allow assessment of these initiatives, Vodafone and TIM have agreed a period of negotiation exclusivity.

In relation to the project to share the active network, Vodafone and TIM intend to sign an agreement that would allow joint development of the 5G infrastructure. This project will allow for more rapid 5G development, across a wider geographical area and at a lower cost. Vodafone and TIM will assess the technical and commercial feasibility of jointly installing their active 5G equipment across the country, including in some large cities where each company may wish to maintain strategic flexibility and ensure its ability to respond to the needs of its customers.

Vodafone and TIM also intend to assess the possibility of also sharing active equipment on the existing 4G networks, in support of 5G network active sharing; this could also generate further efficiencies. In addition, Vodafone and TIM intend to adapt their respective mobile transmission networks, through the use of higher capacity fiber-optic cables (“Fiber-to-the-Site” or “backhauling”). This would allow customers to take advantage of the new 5G features, such as higher speed and lower latency, and would generate greater economies of scale for the companies.

Vodafone and TIM also intend to extend their current passive infrastructure network agreement, moving from the current 10,000 sites (about 45% of the two companies’ total tower numbers) to national coverage, with the aim of accelerating and strengthening 5G technology development and of using the network infrastructure more efficiently, in both urban and rural areas.

In relation to the potential combination, Vodafone and TIM have agreed to assess a potential transaction to allow them to consolidate approximately 22,000 telecommunication towers in Italy, merging into a single entity the passive network infrastructures of Vodafone with those of Infrastrutture Wireless Italiane (“Inwit”), a listed company 60% owned by TIM. The combination would be structured to create value for all the parties involved. The companies intend to assess the opportunity, where possible, to move active network equipment currently hosted on third-party towers to the new company over time. The expanded tower infrastructure would allow the continued pursuit of the objective to increase other operator hosting, generating further efficiencies.

The potential combination would be structured to give Vodafone and TIM the same equity investment and equal governance rights in Inwit, as well to ensure the parties do not have to launch a public tender offer on Inwit shares.

As a whole, the initiative aims to promote sector competition and facilitate an open environment for 5G development.

All the projects described are covered, in their essential terms, in a non-binding Memorandum of Understanding and their implementation is conditional on the signing of binding agreements between the parties, as well as the necessary antitrust clearance.

Vodafone and TIM aim to conclude one or more of the Initiatives during 2019.